                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)


                                                              SEMI-ANNUAL REPORT

                                                                  APRIL 30, 1998

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)



TABLE OF CONTENTS
-----------------

Letter to Shareholders..........................................  3

Performance Summary.............................................  4

Schedules of Investments:

   TCW Galileo Convertible Securities Fund......................  5

   TCW Galileo Core Equities Fund............................... 10

   TCW Galileo Earnings Momentum Fund........................... 13

   TCW Galileo Mid-Cap Growth Fund.............................. 16

   TCW Galileo Small Cap Growth Fund............................ 19

   TCW Galileo Value Opportunities Fund......................... 24

Statements of Assets and Liabilities............................ 28

Statements of Operations........................................ 30

Statements of Changes in Net Assets............................. 32

Notes to Financial Statements................................... 38

Financial Highlights............................................ 45

Shareholder Information......................................... 51

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


TO OUR SHAREHOLDERS
-------------------


We are pleased to submit the April 30, 1998 Semi-Annual Reports for the TCW Galileo Funds. In our new format, we have separated our reports into three categories; 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds to provide more focused information to our shareholders. On the next page is a summary of each category's respective funds' net asset value and performance data through April 30, 1998.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, 12b-1 or deferred sales charges.

On June 1, 1998, we started four new Galileo Mutual Funds; TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Enhanced 500 Fund and TCW Galileo Emerging Markets Income Fund. A fifth new Galileo Fund, TCW Galileo Small Cap Value Fund will commence operations in the next few months. With a total of 22 Galileo Funds, our shareholders have a wide diversity of Funds to accomplish their investment objectives.

Please call your Account Representative or our Investor Relations Department at
(800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.




/s/ Marc I Stern
Marc I. Stern
Chairman of the Board


June 3, 1998

                                                                  April 30, 1998


PERFORMANCE SUMMARY (Unaudited)
-------------------------------


                                      Net Asset Value                      Total Return - Annualized
                                         per Share                            As of April 30, 1998
                                      ---------------    -----------------------------------------------------------------
                                                         Latest Twelve
                                         April 30,        Months Ended      Latest            Since           Inception
                                           1998          April 30, 1998     5 Years         Inception           Date
                                      ---------------    --------------  ---------------  ---------------  ---------------
TCW Galileo Convertible
   Securities Fund                    $    11.63           33.23%           14.27% /(1)/    14.21% /(1)/    01/01/89 /(2)/

TCW Galileo Core Equities
   Fund (3)                           $    16.27           37.45%           18.07%          18.17% /(1)/    07/01/91 /(2)/

TCW Galileo Earnings Momentum
   Fund                               $    14.14           52.58%           15.11% /(1)/    15.11% /(1)/    05/01/93 /(2)/

TCW Galileo Mid-Cap Growth
   Fund                               $    11.72           61.65%           N/A             29.12% /(1)/    11/01/94 /(2)/

TCW Galileo Small Cap Growth
   Fund                               $    20.61           64.09%           24.39% /(1)/    20.08% /(1)/      12/01/89 /(2)/

TCW Galileo Value Opportunities
   Fund                               $    10.99           28.52% /(1)/     N/A             24.85% /(1)/      11/01/96 /(2)/


(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of predecessor limited partnership.

(3)  Formerly TCW Galileo Core Equity Fund.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

TCW GALILEO CONVERTIBLE SECURITIES FUND
                                                                  April 30, 1998

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

     NUMBER OF
SHARES OR PRINCIPAL
      AMOUNT            FIXED INCOME AND EQUITY SECURITIES                                                  VALUE
-------------------     ----------------------------------                                              -------------
                        BASIC INDUSTRIES (9.1% of Net Assets)
                        CHEMICALS (1.3%)
         7,400          Sealed Air Corp., $2.00 Convertible Preferred                                   $     455,563
                                                                                                        -------------

                        OIL & GAS - DOMESTIC  (3.2%)
$      420,000          Baker Hughes, Inc., 0%, due 05/05/08                                                  346,500
$      310,000          Diamond Offshore Drilling, 3.75%, due 02/15/07                                        419,275
$       70,000          Loews Corp., Exchangeable Diamond Offshore, 3.125%,
                          due 09/15/07                                                                         71,050
         5,900          Unocal Corp., $3.125 Convertible Preferred                                            340,725
                                                                                                        -------------
                               Total Oil & Gas - Domestic                                                   1,177,550
                                                                                                        -------------

                        OIL & GAS - INTERNATIONAL (0.9%)
         4,300          Occidental Petroleum Corp., (Canada), Exchangeable
                          Canadian Occidental Petroleum, $3.00 Convertible Preferred                          325,725
                                                                                                        -------------
                        PAPER, FOREST PRODUCTS & CONTAINERS (0.5%)
         3,700          Crown Cork and Seal, Inc., $1.88 Convertible Preferred                                178,756
                                                                                                        -------------

                        TRANSPORTATION (3.2%)
$      415,000          Swiss Life Finance, Ltd., Exchangeable Royal Dutch
                          Petroleum Co., (144A), 2%, due 05/20/05                                             417,075  *
        14,300          Union Pacific Capital Trust, (144A), $3.13 Convertible Preferred                      754,325  *
                                                                                                        -------------
                               Total Transportation                                                         1,171,400
                                                                                                        -------------
                        TOTAL BASIC INDUSTRIES (Cost: $3,179,143)                                           3,308,994
                                                                                                        -------------

                        CAPITAL GOODS  (25.8%)
                        AEROSPACE & CONGLOMERATES (2.6%)
$      305,000          Hexcel Corp., 7%, due 08/01/03                                                        568,063
$      350,000          Morgan Stanley Group Inc., Exchangeable Boeing Co.,
                          0%, due 09/30/00                                                                    395,409
                                                                                                        -------------
                               Total Aerospace & Conglomerates                                                963,472
                                                                                                        -------------

                        ELECTRONICS  (3.6%)
$      120,000          Adaptec, Inc., 4.75%, due 02/01/04                                                    101,400
$      250,000          Adaptec, Inc., (144A), 4.75%, due 02/01/04                                            211,250  *
$      375,000          Premiere Technologies, Inc., (144A), 5.75%, due 07/01/04                              437,344  *
$      295,000          Tel-Save Holdings, Inc., (144A), 4.5%, due 09/15/02                                   313,438  *
$      225,000          Thermo Instrument Systems, Inc., 4%, due 01/15/05                                     236,250
                                                                                                        -------------
                               Total Electronics                                                            1,299,682
                                                                                                        -------------

*   Restricted Security.  (See Note 6)
See accompanying Notes to Financial Statements.

TCW GALILEO CONVERTIBLE SECURITIES FUND

-----------------------------------------------

     NUMBER OF
SHARES OR PRINCIPAL
      AMOUNT        FIXED INCOME AND EQUITY SECURITIES                                                   VALUE
------------------- ----------------------------------                                              --------------
                    INFORMATION PROCESSING (8.9%)
$      215,000      Affiliated Computer Services, Inc., (144A), 4%, due 03/15/05                    $     223,331  *
$      285,000      Arbor Software Corp., (144A), 4.5%, due 03/15/05                                      308,513  *
$      375,000      Merrill Lynch & Company, Inc., Exchangable Technology Basket,
                      (144A), 0%, due 02/02/05                                                            413,438  *
         7,400      Morgan Stanley Group, Inc., Exchangeable Cisco Systems, Inc.,
                      $4.00 Convertible Preferred                                                         742,153
$      900,000      Network Associates, Inc., (144A), 0%, due 02/13/18                                    419,625  *
$      305,000      QuadraMed Corp., (144A), 5.25%, due 05/01/05                                          329,400  *
$      535,000      Safeguard Scientifics, Inc., (144A), 6%, due 02/01/06                                 784,444  *
                                                                                                    --------------
                           Total Information Processing                                                 3,220,904
                                                                                                    --------------

                    MACHINERY/INFRASTRUCTURE (0.5%)
        11,300      Cooper Industries, Inc., Exchangeable Wyman Gordon,
                      $0.81 Convertible Preferred                                                         200,575
                                                                                                    --------------

                    OFFICE EQUIPMENT & SUPPLIES (1.0%)
$      305,000      Xerox Corp., 2.875%, due 07/01/02                                                     373,625
                                                                                                    --------------

                    POLLUTION CONTROL (6.8%)
$      500,000      Thermo Electron Corp., Euro, 4.25%, due 01/01/03                                      573,205
$      645,000      USA Waste Systems, Inc., 4%, due 02/01/02                                             803,831
$    1,045,000      United States Filter Corp., 4.5%, due 12/15/01                                      1,097,250
                                                                                                    --------------
                           Total Pollution Control                                                      2,474,286
                                                                                                    --------------

                    TELECOMMUNICATION EQUIPMENT (2.4%)
$      845,000      Bell Atlantic Financial Services, (144A), 5.75%, due 04/01/03                         873,781  *
                                                                                                    --------------
                    TOTAL CAPITAL GOODS (Cost:  $8,234,353)                                             9,406,325
                                                                                                    --------------

                    CONSUMER CYCLICALS (COST : $650,000) (2.1%)
                    AUTOMOTIVE  (2.1%)
$      330,000      Magna International, Inc., (144A), 4.875%, due 02/15/05                               375,375  *
$      320,000      Tower Automotive, Inc., (144A), 5%, due 08/01/04                                      380,800  *
                                                                                                    --------------
                    TOTAL CONSUMER CYCLICALS                                                              756,175
                                                                                                    --------------

*   Restricted Security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

                                                                  April 30, 1998

     NUMBER OF
SHARES OR PRINCIPAL
       AMOUNT       FIXED INCOME AND EQUITY SECURITIES                                                   VALUE
------------------- ----------------------------------                                              -------------
                    CONSUMER STAPLES (55.2%)
                    DRUGS & HOSPITAL SUPPLY (3.7%)
$      330,000      Centocor, Inc., (144A), 4.75%, due 02/15/05                                     $     359,700  *
$      240,000      Sandoz Capital BVI, Ltd., (Switzerland), Euro, 2%, due 10/06/02                       376,650
$      500,000      Sepracor, Inc., Euro, (144A), 7%, due 12/01/02                                        598,125  *
                                                                                                    -------------
                           Total Drugs & Hospital Supply                                                1,334,475
                                                                                                    -------------

                    ENTERTAINMENT, LEISURE & MEDIA (13.5%)
         3,300      Chancellor Media Corp., (144A), $3.00 Convertible Preferred                           327,113  *
$    1,145,000      Clear Channel Communications, 5.625%, due 04/01/03                                  1,150,725
        19,700      Houston Industries, Inc., Exchangeable Time Warner, Inc.,
                      $3.215 Convertible Preferred                                                      1,366,688
        12,900      Merrill Lynch & Company, Inc., Exchangeable
                      Cox Communications, Inc., $1.3725 Convertible Preferred                             482,138
        14,200      Readers Digest Association, $1.93 Convertible Preferred                               370,975
$      215,000      Speedway Motorsports, Inc., 5.75%, due 09/30/03                                       239,188
         1,900      TCI Pacific Communications, Inc., $5.00 Convertible Preferred                         346,750
         8,400      U.S. West, Inc., Exchangeable U.S. West Media Group,
                      $2.25 Convertible Preferred                                                         640,500
                                                                                                    -------------
                           Total Entertainment, Leisure & Media                                         4,924,077
                                                                                                    -------------

                    FOODS, HOTELS & RESTAURANTS (3.0%)
         6,200      Apple South, Inc.,  $3.50 Convertible Preferred                                       373,550
         2,100      Host Marriott Financial Trust, $3.375 Convertible Preferred                           121,712
         4,400      Host Marriott Financial Trust, (144A), $3.375 Convertible Preferred                   251,350  *
         7,300      Suiza Capital Trust, (144A), $2.75 Convertible Preferred                              358,897  *
                                                                                                    -------------
                           Total Foods, Hotels & Restaurants                                            1,105,509
                                                                                                    -------------

                    HEALTHCARE (15.0%)
$      515,000      Alternative Living, 5.25%, due 12/15/02                                               696,538
$      475,000      Assisted Living Concepts, Inc., 6%, due 11/01/02                                      509,438
$      365,000      Assisted Living Concepts, Inc., (144A), 5.625%, due 05/01/03                          350,856  *
$      900,000      Athena Neurosciences, Inc., (144A), 4.75%, due 11/15/04                             1,033,875  *
$      710,000      Concentra Managed Care, Inc., (144A), 6%, due 12/15/01                                707,338  *
         7,500      Laboratory Corp. of America, $4.25 Convertible Preferred                              422,344
$      270,000      Morgan Stanley Group, Inc., Exchangeable Johnson & Johnson,
                      2%, due 03/29/02                                                                    338,969
$       50,000      Omnicare, Inc., 5%, due 12/01/07                                                       55,847
$      575,000      Omnicare, Inc., (144A), 5%, due, 12/01/07                                             642,235  *
$      320,000      Quintiles Transnational Corp., (144AI, Reg D), 4.25%,
                      due 05/31/00                                                                        421,200  *
$      195,000      Sunrise Assisted Living, Inc., (144A), 5.5%, due 06/15/02                             264,713  *
                                                                                                    -------------
                           TOTAL HEALTHCARE                                                             5,443,353
                                                                                                    -------------

*   Restricted Security. (See Note 6)
See accompanying Notes to Financial Statements.

TCW GALILEO CONVERTIBLE SECURITIES FUND

-----------------------------------------------

     NUMBER OF
SHARES OR PRINCIPAL
      AMOUNT        FIXED INCOME AND EQUITY SECURITIES                                                   VALUE
------------------- ----------------------------------                                              -------------
                    HOUSEHOLD PRODUCTS (1.0%)
$    1,110,000      Sunbeam Corp., (144A), 0%, due 03/25/18                                         $     346,875  *
                                                                                                    -------------
                    RETAIL (10.8%)
$      190,000      Action Performance Companies, Inc., (144A), 4.75%, due 04/01/05                       186,601  *
$      290,000      Charming Shoppes, Inc., 7.5%, due 07/15/06                                            274,413
$      200,000      Costco Companies, Inc., 0%, due 08/19/17                                              135,750
$    1,105,000      Costco Companies, Inc., (144A), 0%, due 08/19/17                                      750,019  *
$      465,000      Home Depot, Inc., 3.25%, due 10/01/01                                                 725,400
         5,400      Kmart Corporation, $3.875 Convertible Preferred                                       355,050
$      530,000      Rite Aid Corp., (144A), 5.25%, due 09/15/02                                           597,575  *
$      510,000      Staples, Inc., Euro, 4.5%, due 10/01/00                                               873,768
$       20,000      Staples, Inc., (144A), 4.5%, due 10/01/00                                              34,265  *
                                                                                                    -------------
                           Total Retail                                                                 3,932,841
                                                                                                    -------------
                    SERVICES - BUSINESS  (8.2%)
         4,500      Cendant Corp., $3.43 Convertible Preferred                                            157,500
        28,200      Cendant Corp., $3.75 Convertible Preferred                                          1,161,488
$      435,000      Corestaff, Inc., 2.94%, due 08/15/04                                                  452,400
$      405,000      C U C International, Inc., (144A), 3%, due 02/15/02                                   425,756  *
$      295,000      Personnel Group of America, Inc., (144A), 5.75%, due 07/01/04                         380,181  *
$      135,000      SmarTalk Teleservices, Inc.,  5.75%, due 09/15/04                                     129,769
$      295,000      SmarTalk Teleservices, Inc., (144A), 5.75%, due 09/15/04                              283,569  *
                                                                                                    -------------
                           TOTAL SERVICES - BUSINESS                                                    2,990,663
                                                                                                    -------------
                    TOTAL CONSUMER STAPLES (Cost: $16,798,061)                                         20,077,793
                                                                                                    -------------

                    CREDIT SENSITIVE (6.4%)
                    Real Estate (0.6%)
$      195,000      LTC Properties, Inc., 8.25%, due 07/01/01                                             224,981
                                                                                                    -------------
                    INSURANCE (2.3%)
$      350,000      American International Group, 2.25%, due 07/30/04                                     413,000
         4,300      Life Re Capital Trust, $3.96 Convertible Preferred                                    310,406
        10,800      Philadelphia Consolidated, $0.70 Convertible Preferred                                115,425
                                                                                                    -------------
                           Total Insurance                                                                838,831
                                                                                                    -------------
                    FINANCIAL SERVICES (2.7%)
         7,400      SunAmerica Corp., $3.188 Convertible Preferred                                        350,113
        17,900      Westpac Banking Corp., Ltd., $3.135 Convertible Preferred                             610,829
                                                                                                    -------------
                           Total Financial Services                                                       960,942
                                                                                                    -------------

*   Restricted Security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

                                                                  April 30, 1998

    NUMBER OF
SHARES OR PRINCIPAL
     AMOUNT         FIXED INCOME AND EQUITY SECURITIES                                                  VALUE
------------------- ----------------------------------                                              -------------
                    UTILITIES - GAS & ELECTRIC (0.8%)
         5,700      El Paso Energy Capital Trust, $2.38 Convertible Preferred                       $     299,606
                                                                                                    -------------
                    TOTAL CREDIT SENSITIVE (Cost:$2,139,046)                                            2,324,360
                                                                                                    -------------

                    TOTAL FIXED INCOME AND EQUITY SECURITIES
                      (Cost: $31,000,603) (98.6%)                                                      35,873,647
                                                                                                    -------------

                    SHORT-TERM INVESTMENT (Cost: $682,505) (1.9%)
                    -------------------------------------------------------
$      682,505      Bank of New York Depository Reserve, 4.6%, due 05/01/98                               682,505
                                                                                                    -------------

                    TOTAL INVESTMENTS (Cost: $31,683,108) (100.5%)                                     36,556,152
                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)                                        (163,244)
                                                                                                    -------------
                    NET ASSETS  (100%)                                                              $  36,392,908
                                                                                                    =============

See accompanying Notes to Financial Statements.

TCW GALILEO CORE EQUITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

  Number of
   Shares          EQUITY SECURITIES                                                             Value
------------       -----------------                                                         -------------
                   BASIC INDUSTRIES (8.2% of Net Assets)
                   TRANSPORTATION (8.2%)
       9,700       AMR Corp.                                                                 $   1,478,038  **
      34,033       Burlington Northern Santa Fe                                                  3,369,267
      38,800       Delta Air Lines, Inc.                                                         4,510,500  **
      31,000       UAL Corp.                                                                     2,702,813  **
                                                                                             -------------
                   TOTAL BASIC INDUSTRIES (Cost: $8,710,861)                                    12,060,618
                                                                                             -------------

                   CAPITAL GOODS (30.0%)
                   AEROSPACE (2.6%)
      75,600       Boeing Co.                                                                    3,784,725
                                                                                             -------------
                   ELECTRONICS, SEMICONDUCTORS & INSTRUMENTS (6.8%)
      30,300       Honeywell, Inc.                                                               2,821,688
      89,900       Intel Corp.                                                                   7,265,044  **
                                                                                             -------------
                          Total Electronics, Semiconductors & Instruments                       10,086,732
                                                                                             -------------
                   TELECOMMUNICATIONS EQUIPMENT (12.1%)
      64,800       Ascend Communications, Inc.                                                   2,822,850  **
     105,350       Cisco Systems, Inc.                                                           7,716,888  **
      44,900       Lucent Technologies, Inc.                                                     3,418,012  **
     115,100       3Com Corp.                                                                    3,942,175  **
                                                                                             -------------
                          Total Telecommunications Equipment                                    17,899,925
                                                                                             -------------
                   INFORMATION PROCESSING (7.3%)
      92,900       Computer Sciences Corp.                                                       4,900,475  **
      64,700       Microsoft Corp.                                                               5,831,087  **
                                                                                             -------------
                          Total Information Processing                                          10,731,562
                                                                                             -------------
                   SERVICES (1.2%)
      64,000       Corrections Corp. Of America                                                  1,776,000  **
                                                                                             -------------
                   TOTAL CAPITAL GOODS  (Cost: $27,347,904)                                     44,278,944
                                                                                             -------------

                   CONSUMER CYCLICALS (4.4%)
                   AUTOS & AUTO PARTS (4.4%)
      68,100       Lear Corp.                                                                    3,647,606  **
      38,600       Magna International, Inc.                                                     2,878,112
                                                                                             -------------
                   TOTAL CONSUMER CYCLICALS (Cost: $4,380,488)                                   6,525,718
                                                                                             -------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

                                                                  April 30, 1998

  Number of
   Shares          EQUITY SECURITIES                                                             Value
------------       -----------------                                                         -------------
                   CONSUMER STAPLES (38.8%)
                   BEVERAGES, DISTRIBUTIONS & RESTAURANTS (1.9%)
      69,200       PepsiCo, Inc.                                                             $   2,746,375
                                                                                             -------------
                   COSMETICS & HOUSEHOLD PRODUCTS (3.4%)
      60,100       Procter & Gamble Co.                                                          4,939,469
                                                                                             -------------
                   HEALTHCARE (12.5%)
      28,900       Johnson & Johnson                                                             2,062,737
      61,900       Lilly (Eli) & Co.                                                             4,305,919
      25,700       Pfizer, Inc.                                                                  2,924,981
      53,500       United Healthcare Corp.                                                       3,758,375  **
      28,700       Warner-Lambert Co.                                                            5,429,681
                                                                                             -------------
                          Total Healthcare                                                      18,481,693
                                                                                             -------------
                   LEISURE, ENTERTAINMENT, MEDIA & HOTELS (11.8%)
     146,291       CBS Corp.                                                                     5,211,617
      76,700       Cox Communications, Inc.                                                      3,422,737  **
      88,900       Mirage Resorts, Inc.                                                          1,961,356  **
      87,300       Time Warner, Inc.                                                             6,853,050
                                                                                             -------------
                          Total Leisure, Entertainment, Media & Hotels                          17,448,760
                                                                                             -------------
                   RETAIL (7.2%)
      89,249       Home Depot, Inc.                                                              6,213,962  **
      89,700       Tandy Corp.                                                                   4,462,575
                                                                                             -------------
                          Total Retail                                                          10,676,537
                                                                                             -------------
                   TOBACCO (2.0%)
      78,000       Philip Morris Companies, Inc.                                                 2,910,375
                                                                                             -------------
                   TOTAL CONSUMER STAPLES (Cost: $43,220,657)                                   57,203,209
                                                                                             -------------

                   CREDIT SENSITIVE (18.6%)
                   FINANCIAL SERVICES (15.2%)
      47,400       Associates First Capital Corp.                                                3,543,150
       5,600       Citicorp                                                                        842,800
      61,200       Federal National Mortgage Association                                         3,664,350
      14,800       Golden West Financial Corp.                                                   1,558,625
      38,100       Marsh & McLennan Companies, Inc.                                              3,471,862
      50,100       Merrill Lynch & Co., Inc.                                                     4,396,275
      13,600       Wells Fargo & Co.                                                             5,011,600
                                                                                             -------------
                            Total Financial Services                                            22,488,662
                                                                                             -------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO CORE EQUITIES FUND

-----------------------------------------------

  Number of
   Shares          EQUITY SECURITIES                                                             Value
------------       -----------------                                                         -------------
                   UTILITIES (3.4%)
       27,400      AT&T Corp.                                                                $   1,645,713
       51,400      BellSouth Corp.                                                               3,299,238
                                                                                             -------------
                          Total Utilities                                                        4,944,951
                                                                                             -------------
                   TOTAL CREDIT SENSITIVE (Cost: $20,017,030)                                   27,433,613
                                                                                             -------------

                   TOTAL INVESTMENTS (Cost:$103,676,940) (99.9%)                               147,502,102

                   EXCESS OF OTHER ASSETS OVER LIABILITIES (0.1%)                                  116,477
                                                                                             -------------
                   NET ASSETS (100%)                                                         $ 147,618,579
                                                                                             =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

TCW GALILEO EARNINGS MOMENTUM FUND

                                                                  April 30, 1998
SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

  Number of
   Shares          EQUITY SECURITIES                                                             Value
------------       -----------------                                                         -------------
                   CAPITAL GOODS (37.2% of Net Assets)
                   COMPUTER SOFTWARE & SERVICES (7.2%)
      38,400       Ciber, Inc.                                                               $   1,248,000  **
       1,100       Exodus Communications, Inc.                                                      41,800  **
      71,800       Legato Systems, Inc.                                                          2,270,675  **
         400       Manhattan Associates, Inc.                                                        9,050  **
      23,100       Renaissance Worldwide, Inc.                                                     414,356  **
       8,400       VeriSign, Inc.                                                                  322,350  **
                                                                                             -------------
                          Total Computer Software & Services                                     4,306,231
                                                                                             -------------
                   ELECTRONICS (9.8%)
      85,100       Anicom, Inc.                                                                  1,329,688  **
      52,800       Bolder Technologies Corp.                                                       514,800  **
         800       Broadcom Corp.                                                                   38,400  **
      58,100       C.P. Clare Corp.                                                                748,038  **
      50,700       Computer Products, Inc.                                                       1,115,400  **
      44,700       MRV Communications, Inc.                                                      1,201,312  **
      36,900       Sheldahl, Inc.                                                                  387,450  **
      24,200       Tollgrade Communications, Inc.                                                  547,525
                                                                                             -------------
                          Total Electronics                                                      5,882,613
                                                                                             -------------
                   INFORMATION PROCESSING (13.4%)
      23,900       Aspen Technology, Inc.                                                        1,168,113  **
      44,450       Citrix Systems, Inc.                                                          2,761,456  **
      13,300       Documentum, Inc.                                                                716,538  **
      11,100       Genesys Telecommunications Laboratories, Inc.                                   332,306  **
       6,600       Mobius Management Systems, Inc.                                                 122,100  **
      10,400       PC Connection, Inc.                                                             225,550  **
      31,800       QAD, Inc.                                                                       441,225  **
      29,700       Radiant Systems, Inc.                                                           668,250  **
      32,700       Saville Systems, PLC (ADR) (Ireland)                                          1,630,912  **
                                                                                             -------------
                          Total Information Processing                                           8,066,450
                                                                                             -------------
                   OFFICE EQUIPMENT & BUILDING SUPPLIES (2.2%)
       3,600       CompX International, Inc.                                                        90,450  **
      51,200       Daisytek International Corp.                                                  1,241,600  **
                                                                                             -------------
                          Total Office Equipment & Building Supplies                             1,332,050
                                                                                             -------------
                   POLLUTION CONTROL (4.6%)
       9,000       American Disposal Services, Inc.                                                360,844  **
      47,200       Tetra Tech, Inc.                                                              1,144,600  **
      52,800       Tetra Technologies, Inc.                                                      1,263,900  **
                                                                                             -------------
                          Total Pollution Control                                                2,769,344
                                                                                             -------------
                    TOTAL CAPITAL GOODS (Cost: $15,194,942)                                     22,356,688
                                                                                             -------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO EARNINGS MOMENTUM FUND

-----------------------------------------------

  Number of
   Shares          EQUITY SECURITIES                                                             Value
-------------      -----------------                                                         -------------
                   CONSUMER STAPLES  (56.2%)
                   COSMETICS & HOUSEHOLD PRODUCTS  (0.9%)
       54,400      Enamelon, Inc.                                                            $     537,200  **
                                                                                             -------------
                   DRUGS & HOSPITAL SUPPLY (4.0%)
       49,900      BioChem Pharma, Inc. (Canada)                                                 1,269,331  **
       26,500      Pharmacyclics, Inc.                                                             718,812  **
       36,200      Selfcare, Inc.                                                                  393,675  **
                                                                                             -------------
                          Total Drugs & Hospital Supply                                          2,381,818
                                                                                             -------------
                   FOODS, HOTELS & RESTAURANTS (3.8%)
       51,700      Fine Host Corp.                                                                 248,806  **
       22,000      Il Fornaio (America) Corp.                                                      297,000  **
       23,900      O'Charley's, Inc.                                                               480,988  **
       34,450      Signature Resorts, Inc.                                                         615,794  **
       23,100      United Natural Foods, Inc.                                                      652,575  **
                                                                                             -------------
                          Total Foods, Hotels & Restaurants                                      2,295,163
                                                                                             -------------
                   HEALTHCARE (12.3%)
       26,600      BioReliance Corp.                                                               412,300  **
       32,000      Concentra Managed Care, Inc.                                                    996,000  **
       49,200      Healthcare Recoveries, Inc.                                                   1,174,650  **
       18,100      Inhale Therapeutic Systems                                                      506,800  **
        2,800      K-V Pharmaceutical Co.                                                           60,550  **
       13,600      Novoste Corp.                                                                   336,600  **
       46,600      Ocular Sciences, Inc.                                                         1,304,800  **
       51,700      Simione Central Holdings, Inc.                                                  801,350  **
       55,033      Total Renal Care Holdings, Inc.                                               1,822,968  **
                                                                                             -------------
                          Total Healthcare                                                       7,416,018
                                                                                             -------------
                   LEISURE, ENTERTAINMENT, PHOTO & MEDIA (7.5%)
       62,700      Gemstar International Group, Ltd.                                             2,421,787  **
       47,600      Macrovision Corp.                                                             1,166,200  **
       22,600      Metro Networks, Inc.                                                            898,350  **
                                                                                             -------------
                          Total Leisure, Entertainment, Photo & Media                            4,486,337
                                                                                             -------------
                   RETAIL (5.5%)
       20,200      Guitar Center, Inc.                                                             575,700  **
       64,750      Just for Feet, Inc.                                                           1,424,500  **
       71,300      Marks Brothers Jewelers, Inc.                                                 1,292,313  **
                                                                                             -------------
                          Total Retail                                                           3,292,513
                                                                                             -------------
                   SCHOOLS (0.8%)
       16,700      EduTrek International, Inc.                                                     463,425  **
                                                                                             -------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

                                                                  April 30, 1998

 Number of
  Shares           EQUITY SECURITIES                                                             Value
------------       -----------------                                                         -------------
                   SERVICES - BUSINESS (21.4%)
      18,200       Administaff, Inc.                                                         $     784,875  **
      33,200       Brightpoint, Inc.                                                               647,400  **
      38,200       CSG Systems International, Inc.                                               1,738,100  **
       9,700       DoubleClick, Inc.                                                               404,369  **
      38,900       Envoy Corp.                                                                   1,638,662  **
      24,500       Hagler Bailly, Inc.                                                             649,250  **
      43,200       Innovative Valve Technologies, Inc.                                             718,200  **
         600       ISS Group, Inc.                                                                  26,550  **
       4,800       Kroll O'Gara Co.                                                                102,300  **
      35,600       MAXIMUS, Inc.                                                                 1,121,400  **
      21,200       Nova Corp.                                                                      720,800  **
      49,600       Pegasus Systems, Inc.                                                         1,326,800  **
      56,100       Stericycle, Inc.                                                                813,450  **
      24,600       Trico Marine Services, Inc.                                                     556,575  **
      21,600       USWeb Corp.                                                                     492,750  **
       1,400       Visual Networks, Inc.                                                            46,375  **
      46,500       Wilmar Industries, Inc.                                                       1,110,187  **
                                                                                             -------------
                          Total Services - Business                                             12,898,043
                                                                                             -------------
                   TOTAL CONSUMER STAPLES (Cost: $25,521,341)                                   33,770,517
                                                                                             -------------

                   CREDIT SENSITIVE (6.3%)
                   BANKS & FINANCIAL SERVICES (5.0%)
      21,100       American Capital Strategies, Ltd.                                               477,388  **
      19,500       Capital Automotive REIT                                                         303,469  **
      34,500       Consolidation Capital Corp.                                                     761,156  **
      17,600       Profit Recovery Group International, Inc.                                       457,600  **
      37,800       Trammell Crow Co.                                                             1,001,700  **
                                                                                             -------------
                          Total Banks & Financial Services                                       3,001,313
                                                                                             -------------
                   INSURANCE (1.3%)
      10,900       Annuity and Life Re (Holdings), Ltd.                                            260,238  **
      22,000       PAULA Financial, Inc.                                                           528,000  **

                          Total Insurance                                                          788,238
                                                                                             -------------
                   TOTAL CREDIT SENSITIVE (Cost: $3,392,453)                                     3,789,551
                                                                                             -------------

                   TOTAL INVESTMENTS (Cost: $44,108,736) (99.7%)                                59,916,756

                   EXCESS OF OTHER ASSETS OVER LIABILITIES (0.3%)                                  210,214
                                                                                             -------------
                   NET ASSETS (100%)                                                         $  60,126,970
                                                                                             =============

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Number of
  Shares           EQUITY SECURITIES                                                             Value
------------       -----------------                                                         -------------
                   COMMON STOCK
                   ------------
                   BASIC MATERIALS (4.4% of Net Assets)
                   OIL & GAS (4.4%)
      154,300      Patterson Energy, Inc.                                                    $   2,160,200  **
       95,100      Precision Drilling Corp.                                                      2,270,513  **
                                                                                             -------------
                   TOTAL BASIC MATERIALS (Cost:  $5,406,843)                                     4,430,713
                                                                                             -------------

                   CAPITAL GOODS (32.0%)
                   COMPUTER SOFTWARE & SERVICES (7.5%)
       49,700      Cerner Corp.                                                                  1,481,681  **
      103,100      Peoplesoft, Inc.                                                              4,794,150  **
       33,000      VeriSign, Inc.                                                                1,266,375  **
                                                                                             -------------
                          Total Computer Software & Services                                     7,542,206
                                                                                             -------------
                   ELECTRONICS (9.2%)
      101,000      Fore Systems, Inc.                                                            2,310,375  **
       98,700      Maxim Integrated Products, Inc.                                               3,985,013  **
       50,000      Pairgain Technologies, Inc.                                                     921,875  **
       44,900      XILINX, Inc.                                                                  2,054,175  **
                                                                                             -------------
                          Total Electronics                                                      9,271,438
                                                                                             -------------
                   INFORMATION PROCESSING (15.3%)
       12,100      Alteria Corp.                                                                   490,050  **
       45,900      Avid Technology, Inc.                                                         1,990,913  **
       30,000      CBT Group, PLC (ADR) (Ireland)                                                1,526,250  **
      171,000      Siebel Systems, Inc.                                                          4,424,625  **
       29,700      Transaction Systems Architects, Inc.                                          1,247,400  **
       48,100      Yahoo!, Inc.                                                                  5,720,894  **
                                                                                             -------------
                          Total Information Processing                                          15,400,132
                                                                                             -------------
                   TOTAL CAPITAL GOODS (Cost:  $18,713,199)                                     32,213,776
                                                                                             -------------

                   CONSUMER STAPLES (56.2%)
                   BEVERAGES, DISTRIBUTIONS & RESTAURANTS (1.5%)
       31,400      Starbucks, Corp.                                                              1,511,125  **
                                                                                             -------------
                   DRUGS & HOSPITAL SUPPLIES (4.5%)
      126,000      Safeskin Corp.                                                                4,488,750  **
                                                                                             -------------
                   FOODS, HOTELS & RESTAURANTS (2.7%)
       64,500      Mirage Resorts, Inc.                                                          1,423,031  **
       72,500      Signature Resorts, Inc.                                                       1,295,938  **
                                                                                             -------------
                          Total Foods, Hotels &Restaurants                                       2,718,969
                                                                                             -------------

**  Non-income producing.

See accompanying Notes to Financial Statements.

                                                       TCW GALILEO FUNDS, INC.
                                                               (U.S. EQUITIES)



                                                               April 30, 1998

   Number of
    Shares          EQUITY SECURITIES                                                                             Value
--------------      -----------------                                                                          ------------
                    HEALTHCARE (5.1%)
        25,600      Biogen, Inc.                                                                               $   1,136,000  **
        80,100      Coventry Health Care, Inc.                                                                     1,356,694  **
        82,350      Health Management Associates, Inc., Class A                                                    2,594,025  **
                                                                                                                ------------
                           Total Healthcare                                                                        5,086,719
                                                                                                                ------------
                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (13.1%)
        17,600      At Home Corp.                                                                                    586,300
        45,900      Cablevision Systems Corp.                                                                      2,819,981  **
        54,000      Clear Channel Communications, Inc.                                                             5,089,500  **
        54,000      Playboy Enterprises, Inc.                                                                        945,000  **
        31,900      TCA Cable TV, Inc.                                                                             1,969,825
        58,200      Westwood One, Inc.                                                                             1,746,000  **
                                                                                                                ------------
                           Total Leisure, Entertainment, Photo & Media                                            13,156,606
                                                                                                                ------------
                    RETAIL (11.8%)
        11,100      AmazonCom, Inc.                                                                                1,018,425  **
        55,600      Bed, Bath & Beyond, Inc.                                                                       2,738,300  **
        57,400      Best Buy Company, Inc.                                                                         4,032,350  **
        13,000      Giant Food, Inc.                                                                                 484,250
        49,600      Just for Feet, Inc.                                                                            1,091,200  **
       145,700      Petsmart, Inc.                                                                                 1,711,975  **
        89,900      Sunglass Hut International, Inc.                                                                 859,669  **
                                                                                                                ------------
                           Total Retail                                                                           11,936,169  **
                                                                                                                ------------
                    SERVICES-BUSINESS (17.5%)
        67,263      Apollo Group, Inc., Class A                                                                    2,303,741  **
        34,300      Corrections Corp. of America                                                                     951,825  **
        55,100      National TechTeam, Inc.                                                                          495,900  **
        89,500      Outdoor Systems, Inc.                                                                          2,841,625  **
        60,850      Paychex, Inc.                                                                                  3,304,916
        71,650      Robert Half International, Inc.                                                                3,878,056  **
       148,800      Romac International, Inc.                                                                      3,943,200  **
                                                                                                                ------------
                           Total Services-Business                                                                17,719,263
                                                                                                                ------------
                    TOTAL CONSUMER STAPLES  (Cost:  $35,450,846)                                                  56,617,601
                                                                                                                ------------

** Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO MID-CAP GROWTH FUND

-----------------------------------------------

   Number of
    Shares          EQUITY SECURITIES                                                                   Value
--------------      -----------------                                                               -------------
                    CREDIT SENSITIVE (6.5%)
                    BANKS, FINANCE SERVICES, & BUILDING (5.6%)
        10,200      CCA Prison Realty Trust                                                         $     361,463
        44,800      E*TRADE Group, Inc.                                                                 1,117,200  **
        44,100      Hartford Life, Inc.                                                                 2,180,190  **
         9,000      Trammell Crow Co.                                                                     238,500  **
        22,500      T. Rowe Price Associates                                                            1,698,750
                                                                                                    -------------
                           Total Banks, Finance Services, & Building                                    5,596,103
                                                                                                    -------------
                    REAL ESTATE (0.9%)
        25,000      CB Commercial Real Estate Services Group, Inc.                                        917,188  **
                                                                                                    -------------
                    TOTAL CREDIT SENSITIVE  (Cost: $5,133,617)                                          6,513,291
                                                                                                    -------------
                    TOTAL COMMON STOCKS (Cost:  $64,704,505) (99.1%)                                   99,775,381
                                                                                                    -------------

                    PREFERRED STOCK
                    BASIC INDUSTRIES (Cost: $707,937)
                    ENERGY & OIL SERVICES (0.9%)
        38,600      Newpark Resources, Inc.                                                               928,813  **
                                                                                                    -------------

                    TOTAL INVESTMENTS (Cost:  $65,412,442) (100.0%)                                   100,704,194

                    LIABILITIES IN EXCESS OF OTHER ASSETS  (0.0%)                                          (8,409)
                                                                                                    -------------
                    NET ASSETS (100%)                                                               $ 100,695,785
                                                                                                    =============

**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                        TCW GALILEO FUNDS, INC.
                                                                (U.S. EQUITIES)

TCW GALILEO SMALL CAP GROWTH FUND
                                                                April 30, 1998
SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

  Number of
  Shares or
  Warrants          EQUITY SECURITIES                                                                              Value
--------------      -----------------                                                                         -------------
                    COMMON STOCK
                    ------------
                    BASIC MATERIALS (2.2%)
                    ENERGY & OIL SERVICES (2.2%)
         3,700      Cal Dive International, Inc.                                                              $     122,100  **
        70,000      Eagle Geophysical, Inc.                                                                       1,303,750  **
        39,700      Friede Goldman International, Inc.                                                            1,597,925  **
                                                                                                              -------------
                    TOTAL BASIC MATERIALS (Cost: $2,298,448)                                                      3,023,775
                                                                                                              -------------

                    CAPITAL GOODS (43.0%)
                    COMPUTER SOFTWARE & SERVICES (13.0%)
        16,200      Applied Graphics Technologies, Inc.                                                             810,000  **
        28,400      Aspect Development, Inc.                                                                      1,798,075  **
        33,600      Cambridge Technology Partners, Inc.                                                           1,755,600  **
        51,800      DAOU Systems, Inc.                                                                              932,400  **
        13,500      Cerner Corp.                                                                                    402,469  **
        38,600      Ciber, Inc.                                                                                   1,254,500  **
        42,400      Clarify, Inc.                                                                                   583,000  **
        53,250      Computer Horizons Corp.                                                                       2,020,172  **
        35,875      Computer Management Sciences, Inc.                                                              923,781  **
        34,000      International Network Services                                                                1,143,250  **
       102,600      Legato Systems, Inc.                                                                          3,244,725  **
        39,900      Peoplesoft, Inc.                                                                              1,855,350  **
        16,800      Renaissance Worldwide, Inc.                                                                     301,350  **
        20,200      VeriSign, Inc.                                                                                  775,175  **
                                                                                                              -------------
                           Total Computer Software & Services                                                    17,799,847
                                                                                                              -------------
                    ELECTRONICS (6.2%)
        11,700      Aavid Thermal Technologies, Inc.                                                                408,769  **
         3,384      American Satellite Network, Inc., Warrants, expire 06/30/99                                           -  **
         7,700      Bolder Technologies Corp.                                                                        75,075  **
        50,900      Computer Products, Inc.                                                                       1,119,803  **
        72,600      Maxim Integrated Products, Inc.                                                               2,931,225  **
        51,900      MRV Communications, Inc.                                                                      1,394,813  **
         5,100      Natural Microsystems Corp.                                                                      164,475  **
        37,600      Premisys Communications, Inc.                                                                 1,097,455  **
        46,400      Xylan Corp.                                                                                   1,320,950  **
                                                                                                              -------------
                           Total Electronics                                                                      8,512,565
                                                                                                              -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND

-----------------------------------------------

   Number of
    Shares          EQUITY SECURITIES                                                                    Value
--------------      -----------------                                                               -------------
                    INFORMATION PROCESSING (23.6%)
        41,900      Aspen Technology, Inc.                                                          $   2,047,863  **
        29,400      Avid Technology, Inc.                                                               1,275,225  **
        35,400      CBT Group, PLC (ADR)(Ireland)                                                       1,800,975  **
        98,850      Citrix Systems, Inc.                                                                6,141,056  **
        81,100      Dendrite International, Inc.                                                        2,590,131  **
        35,600      Documentum, Inc.                                                                    1,917,950  **
        19,300      Genesys Telecommunications Laboratories, Inc.                                         577,794  **
        45,400      GeoTel Communications Corp.                                                         1,254,175  **
        31,400      HNC Software, Inc.                                                                  1,224,600  **
        46,800      Macromedia, Inc.                                                                      699,075  **
         1,200      Micromuse, Inc.                                                                        26,700  **
        13,400      Network Appliance, Inc.                                                               483,238  **
           900      PC Connection, Inc.                                                                    19,519  **
        21,400      QAD, Inc.                                                                             296,925  **
       103,400      Saville Systems, PLC (ADR) (Ireland)                                                5,157,075  **
        78,000      Siebel Systems, Inc.                                                                2,018,250  **
        77,800      Sigma Designs, Inc.                                                                   318,494  **
        72,800      TAVA Technologies, Inc.                                                               950,950  **
        15,000      THINK New Ideas, Inc.                                                                 427,500  **
         9,000      TMP Worldwide, Inc.                                                                   238,500  **
         8,900      Transaction System Architects, Inc.                                                   373,800  **
        20,850      Yahoo!, Inc.                                                                        2,479,847  **
                                                                                                    -------------
                           Total Information Processing                                                32,319,642
                                                                                                    -------------
                    OFFICE EQUIPMENT & SUPPLIES (0.2%)
        13,600      Daisytek International Corp.                                                          329,800  **
                                                                                                    -------------
                    TOTAL CAPITAL GOODS (Cost: $29,470,100)                                            58,961,854
                                                                                                    -------------

                    CONSUMER STAPLES  (48.9%)
                    DRUGS & HOSPITAL SUPPLY (3.6%)
         8,400      Pharmacyclics, Inc.                                                                   227,850  **
       131,000      Safeskin Corp.                                                                      4,666,875  **
         1,700      Sepracor, Inc.                                                                         78,625  **
                                                                                                    -------------
                           Total Drugs & Hospital Supply                                                4,973,350
                                                                                                    -------------
                    FOODS, HOTELS & RESTAURANTS (1.6%)
         2,300      Fine Host Corp.                                                                        11,069  **
        19,900      Il Fornaio (America) Corp.                                                            268,650  **
        30,300      Interstate Hotels Co.                                                                 999,900  **
        37,950      Signature Resorts, Inc.                                                               678,356  **
        12,200      Silverleaf Resorts, Inc.                                                              289,750  **
                                                                                                    -------------
                           Total Foods, Hotels & Restaurants                                            2,247,725
                                                                                                    -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                       TCW GALILEO FUNDS, INC.
                                                               (U.S. Equities)


                                                                April 30, 1998


   Number of
    Shares          EQUITY SECURITIES                                                                             Value
--------------      -----------------                                                                       -------------
                    HEALTHCARE (9.7%)
        21,800      BioReliance Corp.                                                                       $     337,900  **
        49,400      Cell Therapeutics, Inc.                                                                       186,794  **
        26,900      Columbia Laboratories, Inc.                                                                   242,100  **
        72,759      Concentra Managed Care, Inc.                                                                2,264,624  **
        47,500      Coventry Health Care, Inc.                                                                    804,531  **
        26,000      Curative Health Services, Inc.                                                                806,000  **
        69,300      Diametrics Medical, Inc.                                                                      545,738  **
        60,800      Hanger Orthopedic Group, Inc.                                                               1,136,200  **
        11,100      Healthcare Recoveries, Inc.                                                                   265,013  **
        22,300      IMPATH, Inc.                                                                                  830,675  **
        75,000      IRIDEX Corp.                                                                                  679,688  **
        13,300      NeoPath, Inc.                                                                                 185,369  **
        75,400      Neose Technologies, Inc.                                                                    1,102,725  **
        83,000      Ocular Sciences, Inc.                                                                       2,324,000  **
        73,900      PolyMedica Industries, Inc.                                                                   720,525  **
        29,500      QuadraMed Corp.                                                                               840,750  **
                                                                                                            -------------
                           Total Healthcare                                                                    13,272,632
                                                                                                            -------------
                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (8.2%)
        38,600      Clear Channel Communications, Inc.                                                          3,638,050  **
        62,800      Gemstar International Group, Ltd.                                                           2,425,650  **
        28,900      International Speedway Corp.                                                                1,036,788
        28,000      Metro Networks, Inc.                                                                        1,113,000  **
        87,300      North Face, Inc.                                                                            1,958,794  **
        36,200      Westwood One, Inc.                                                                          1,086,000  **
                                                                                                            -------------
                           Total Leisure, Entertainment, Photo & Media                                         11,258,282
                                                                                                            -------------
                    RETAIL (6.5%)
        38,500      Bed, Bath & Beyond, Inc.                                                                    1,896,125  **
        58,700      Cost Plus, Inc.                                                                             1,900,413  **
        20,350      Dollar Tree Stores, Inc.                                                                    1,103,988  **
        93,450      Just for Feet, Inc.                                                                         2,055,900  **
        34,900      Marks Brothers Jewelers, Inc.                                                                 632,563  **
         6,800      Men's Wearhouse, Inc.                                                                         286,450  **
        11,200      Timberland Co.                                                                                959,000  **
                                                                                                            -------------
                           Total Retail                                                                         8,834,439
                                                                                                            -------------
                    SCHOOLS (0.7%)
        52,100      Computer Learning Centers, Inc.                                                               625,200  **
        12,600      EduTrek International, Inc.                                                                   349,650  **
                                                                                                            -------------
                           Total Schools                                                                          974,850
                                                                                                            -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND

-----------------------------------------------

   Number of
    Shares          EQUITY SECURITIES                                                                    Value
--------------      -----------------                                                               -------------
                    SERVICES - BUSINESS (18.6%)
         5,000      Administaff, Inc.                                                               $     215,625  **
        28,800      Caribiner International, Inc.                                                         576,000  **
        43,200      Compass International Services Corp.                                                  577,800  **
        49,492      CSG Systems International, Inc.                                                     2,251,886  **
        13,100      DoubleClick, Inc.                                                                     546,106  **
         9,500      Eagle USA Airfreight, Inc.                                                            312,313  **
        61,100      Envoy Corp.                                                                         2,573,838  **
         3,700      First Consulting Group, Inc.                                                           88,800  **
        58,400      MAXIMUS, Inc.                                                                       1,839,600  **
        29,400      Meta Group, Inc.                                                                    1,017,975  **
        70,500      National TechTeam, Inc.                                                               634,500  **
       117,550      Outdoor Systems, Inc.                                                               3,732,213  **
        15,800      Pegasus Systems, Inc.                                                                 422,650  **
        52,050      Robert Half International, Inc.                                                     2,817,206  **
       102,000      Romac International, Inc.                                                           2,703,000  **
        47,400      Snyder Communications, Inc.                                                         2,014,500  **
        26,900      Superior Consultant Holdings Corp.                                                  1,037,331  **
        17,700      USWeb Corp.                                                                           403,781  **
        35,950      Vincam Group, Inc.                                                                    975,144  **
         1,000      Visual Networks, Inc.                                                                  33,125  **
        37,600      Youth Services International, Inc.                                                    681,500  **
                                                                                                    -------------
                           Total Services - Business                                                   25,454,893
                                                                                                    -------------
                    TOTAL CONSUMER STAPLES (Cost: $42,486,207)                                         67,016,171
                                                                                                    -------------

                    CREDIT SENSITIVE (3.9%)
                    BANKS & FINANCIAL SERVICES (2.3%)
         3,000      Bank of Granite Corp.                                                                 113,250
        39,000      Consolidation Capital Corp.                                                           860,438  **
        31,900      E*TRADE Group, Inc.                                                                   795,506  **
        29,200      Imperial Credit Industries, Inc.                                                      737,300
        56,200      United Industrial Corp.                                                               723,575
                                                                                                    -------------
                           Total Banks & Financial Services                                             3,230,069
                                                                                                    -------------
                    INSURANCE (0.1%)
         4,100      Annuity and Life Re (Holdings), Ltd.                                                   97,888  **
                                                                                                    -------------
                    REAL ESTATE (1.2%)
        23,700      CB Commercial Real Estate Services Group, Inc.                                        869,494  **
        43,300      Imperial Credit Commercial Mortgage Investment Corp.                                  625,144  **
         2,700      LaSalle Partners, Inc.                                                                 92,813  **
                                                                                                    -------------
                           Total Real Estate                                                            1,587,451
                                                                                                    -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)



                                                                  April 30, 1998


   Number of
    Shares          EQUITY SECURITIES                                                                             Value
---------------     -----------------                                                                       ---------------
                    Telecommunications (0.3%)
        24,100      SmarTalk Teleservices, Inc.                                                             $     478,988  **
                                                                                                            -------------
                    TOTAL CREDIT SENSITIVE (Cost: $5,377,132)                                                   5,394,396
                                                                                                            -------------

                    TOTAL COMMON STOCK (Cost: $79,631,887) (98.0%)                                            134,396,196
                                                                                                            -------------

                    PREFERRED STOCK
                    BASIC INDUSTRIES (Cost: $490,791)
                    Energy & Oil Services (1.0%)
        55,600      Newpark Resources, Inc.                                                                     1,337,875  **
                                                                                                            -------------

                    TOTAL EQUITY SECURITIES (Cost: $80,122,678) (99.0%)                                       135,734,071
                                                                                                            -------------

    Principal
     Amount         SHORT-TERM INVESTMENT (Cost: $1,784,722) (1.3%)
---------------     -----------------------------------------------
$    1,784,722      Bank of New York Depository Reserve, 4.6%, due 05/01/98                                     1,784,722
                                                                                                            -------------

                    TOTAL INVESTMENTS (Cost: $81,907,400) (100.3%)                                            137,518,793

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)                                                (418,790)
                                                                                                            -------------
                    NET ASSETS (100%)                                                                       $ 137,100,003
                                                                                                            =============

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO VALUE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

   Number of
    Shares          EQUITY SECURITIES                                                                    Value
--------------      -----------------                                                               ---------------
                    BASIC MATERIALS (17.8% of Net Assets)
                    CHEMICALS   (3.1%)
        12,000      Ferro Corp.                                                                     $     345,750
         7,000      Great Lakes Chemical Corp.                                                            351,750
        20,000      Schulman (A.), Inc.                                                                   447,500
         6,200      Wellman, Inc.                                                                         140,275
                                                                                                    -------------
                           Total Chemicals                                                              1,285,275
                                                                                                    -------------
                    CONSTRUCTION   (1.2%)
        30,000      Johns Manville Corp.                                                                  489,375
                                                                                                    -------------
                    ENERGY & OIL SERVICES   (11.2%)
        20,700      Devon Energy Corp.                                                                    825,413
        20,000      Enron Oil & Gas Co.                                                                   467,500
        26,000      Global Marine, Inc.                                                                   612,625  **
         8,400      Marine Drilling Co., Inc.                                                             204,225  **
         6,000      Mitchell Energy & Development Corp.                                                   151,500
        15,000      Pioneer National Resources Co.                                                        359,062  **
        38,300      Pride International, Inc.                                                             931,169  **
        28,000      Triton Energy, Ltd.                                                                 1,123,500  **
                                                                                                    -------------
                           Total Energy & Oil Services                                                  4,674,994
                                                                                                    -------------
                    METALS  (2.3%)
        22,000      Allegheny Teledyne, Inc.                                                              558,250
        16,000      Asarco Inc.                                                                           399,000
                                                                                                    -------------
                           Total Metals                                                                   957,250
                                                                                                    -------------
                    TOTAL BASIC MATERIALS (Cost: $6,954,876)                                            7,406,894
                                                                                                    -------------

                    CAPITAL GOODS  (42.2% )
                    AEROSPACE/DEFENSE  (0.9%)
        14,000      Coltec Industries, Inc.                                                               350,000  **
                                                                                                    -------------
                    ELECTRONICS   (23.6%)
        32,000      Anixter International, Inc.                                                           638,000  **
        12,000      AVX Corp.                                                                             246,750
       130,000      Commscope, Inc.                                                                     2,112,500  **
        55,000      Cypress Semiconductor Corp.                                                           550,000  **
        17,000      EG & G, Inc.                                                                          512,125
        69,000      General Instrument Corp.                                                            1,548,187  **
        51,000      General Semiconductor Corp.                                                           698,063  **
        43,500      International Rectifier Corp.                                                         511,125  **
        18,000      KLA-Tencor Corp.                                                                      725,625  **

**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. EQUITIES)



                                                                  April 30, 1998


   Number of
    Shares          EQUITY SECURITIES                                                                             Value
--------------      -----------------                                                                        ----------------
                    ELECTRONICS (CONTINUED)
         9,000      Loral Space & Communications, Ltd.                                                       $     281,813  **
        20,000      Memc Electronic Materials, Inc.                                                                281,250  **
        19,200      National Semiconductor Corp.                                                                   422,400  **
         8,000      Scientific Atlanta, Inc.                                                                       191,000  **
        45,000      S3, Inc.                                                                                       329,062  **
        40,000      Vishay Intertechnology, Inc.                                                                   732,500  **
                                                                                                             -------------
                           Total Electronics                                                                     9,780,400
                                                                                                             -------------

                    INFORMATION PROCESSING  (14.5%)
        45,000      Adaptec, Inc.                                                                                1,065,938  **
        70,000      Komag, Inc.                                                                                  1,085,000  **
        52,000      Mentor Graphics Corp.                                                                          546,000  **
        13,000      NCR Corp.                                                                                      476,937  **
        40,000      Read Rite Corp.                                                                                552,500  **
        56,000      Reynolds & Reynolds Co.                                                                      1,288,000
        51,800      Western Digital Corp.                                                                        1,023,050  **
                                                                                                             -------------
                           Total Information Processing                                                          6,037,425
                                                                                                             -------------
                    OFFICE EQUIPMENT & SUPPLIES (0.5%)
         9,000      Ikon Office Solutions, Inc.                                                                   217,688
                                                                                                             ------------
                    MACHINERY (DIVERSIFIED)  (0.7%)
        14,000      Stewart & Stevenson Services, Inc.                                                            311,500
                                                                                                             ------------
                    MANUFACTURING  (2.0%)
        11,800      Millipore Corp.                                                                                407,100
        12,000      ITT Industries, Inc.                                                                           437,250
                                                                                                             -------------
                           Total Manufacturing                                                                     844,350
                                                                                                             -------------
                    TOTAL CAPITAL GOODS (Cost: $16,566,769)                                                    17,541,363
                                                                                                             ------------

                    CONSUMER CYCLICALS (2.1%)
                    AUTO PARTS & EQUIPMENT (1.2%)
        20,000      Cooper Tire & Rubber Co.                                                                       477,500
                                                                                                             -------------
                    HOUSEHOLD FURNITURE & APPLIANCES (0.9%)
         7,500      Black & Decker Corp.                                                                           387,188
                                                                                                             -------------
                    TOTAL CONSUMER CYCLICALS  (Cost: $736,402)                                                     864,688
                                                                                                             -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO VALUE OPPORTUNITIES FUND

-----------------------------------------------

   Number of
    Shares          EQUITY SECURITIES                                                           Value
--------------      -----------------                                                       -------------
                    CONSUMER STAPLES  (28.9%)
                    HOUSEHOLD PRODUCTS  (3.5%)
        36,000      First Brands Corporation                                                $     965,250
        17,000      Rubbermaid, Inc.                                                              486,625
                                                                                            -------------
                           Total Household Products                                             1,451,875
                                                                                            -------------
                    FOOD, HOTELS, & RESTAURANTS (0.7%)
        16,500      Circus Circus Enterprises                                                     298,031  **
                                                                                            -------------
                    LEISURE, ENTERTAINMENT, PHOTO & MEDIA (7.7%)
        17,000      Banta Corp.                                                                   544,000
        30,100      Cabletron Systems, Inc.                                                       398,825  **
         6,000      Cox Communications, Inc.                                                      267,750  **
        12,000      Harte-Hanks Communications, Inc.                                              272,250  **
        17,000      Houghton Mifflin Company                                                      553,563
        11,000      Polaroid Corporation                                                          484,000
        25,000      Reader's Digest Association, Inc.                                             671,875
                                                                                            -------------
                           Total Leisure, Entertainment, Photo & Media                          3,192,263
                                                                                            -------------

                    HEALTHCARE (3.1%)
         8,600      Allergan, Inc.                                                                357,438
         8,500      Beckman Coulter                                                               473,344
        19,000      Beverly Enterprises, Inc.                                                     299,250  **
        10,000      Novacare Corp.                                                                139,375  **
                                                                                            -------------
                           Total Healthcare                                                     1,269,407
                                                                                            -------------
                    RETAIL (6.5%)
         9,000      Great Atlantic & Pacific Tea Company, Inc.                                    280,125
        30,000      Heilig-Meyers Co.                                                             421,875
        23,000      Pep Boys Manny, Moe, and Jack                                                 500,250
        21,000      Saks Holdings, Inc.                                                           468,562  **
        15,000      Sotheby's Holdings, Inc.                                                      345,937
        35,000      Talbots, Inc. (The)                                                           665,000
                                                                                            -------------
                           Total Retail                                                         2,681,749
                                                                                            -------------
                    SERVICES - BUSINESS (4.8%)
         8,000      Block (H. & R.), Inc.                                                         360,000
        10,000      Dun & Bradstreet                                                              355,000
        29,000      Harland (John H.) Company                                                     516,562
        57,000      Olsten Corp.                                                                  780,188
                                                                                            -------------
                           Total Services - Business                                            2,011,750
                                                                                            -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


                                                                  April 30, 1998

   Number of
    Shares          EQUITY SECURITIES                                                           Value
--------------      -----------------                                                       -------------
                    TEXTILES (2.6%)
        17,000      Fruit of the Loom, Inc.                                                 $     635,375  **
         8,000      Springs Industries, Inc.                                                      440,500
                                                                                            -------------
                           Total Textiles                                                       1,075,875
                                                                                            -------------
                    TOTAL CONSUMER STAPLES  (Cost: $11,072,781)                                11,980,950
                                                                                            -------------

                    CREDIT SENSITIVE (8.6%)
                    FINANCIAL SERVICES, BUILDING & REAL ESTATE (4.7%)
        18,000      Champion Enterprises, Inc.                                                    447,750  **
         6,000      Gatx Corp.                                                                    497,250
        10,000      Lennar Corp.                                                                  274,375  **
        14,000      New Plan Realty Trust                                                         342,125
        12,000      Simon Debartolo Group, Inc.                                                   395,250
                                                                                            -------------
                           Total Financial Services, Building & Real Estate                     1,956,750
                                                                                            -------------
                    INSURANCE (3.9%)
        10,500      American Financial Group, Inc.                                                457,406
         6,000      NAC Re Corp.                                                                  300,000
        10,000      Old Republic International Corp.                                              452,500
        10,000      Penncorp Financial Group, Inc.                                                260,000
         9,000      Reliance Group Holdings, Inc.                                                 155,812
                                                                                            -------------
                           Total Insurance                                                      1,625,718
                                                                                            -------------
                    TOTAL CREDIT SENSITIVE  (Cost: $2,965,077)                                  3,582,468
                                                                                            -------------

                    TOTAL EQUITY SECURITIES (Cost: $38,295,905) (99.6%)                        41,376,363
                                                                                            -------------
   Principal
    Amount          SHORT-TERM INVESTMENT (COST: $136,194) (0.3%)
--------------      ---------------------------------------------
$      136,194      Bank of New York Depository Reserve, 4.6%, due 05/01/98                       136,194
                                                                                            -------------

                    TOTAL INVESTMENTS  (Cost: $38,432,099) (99.9%)                             41,512,557

                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.1%)                                 25,587
                                                                                            -------------
                    NET ASSETS (100%)                                                       $  41,538,144
                                                                                            =============

**  Non-income producing.
See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
------------------------------------------------

                                                                     TCW GALILEO              TCW GALILEO
                                                               CONVERTIBLE SECURITIES        CORE EQUITIES
                                                                        FUND                     FUND
                                                               ----------------------        -------------
ASSETS

   Investments, at Value (1)                                      $         36,556         $       147,502
   Receivables for FundShares Sold                                              50                      50
   Receivables for Securities Sold                                             619                     248
   Accrued Interest and Dividends Receivable                                   242                     131
   Deferred Organization Costs                                                   2                       -
                                                                  ----------------         ---------------
         Total Assets                                                       37,469                 147,931
                                                                  ----------------         ---------------

LIABILITIES

   Payables for Fund Shares Redeemed                                             9                      37
   Payables for Securities Purchased                                           998                       -
   Management Fees and Other Accrued Expenses                                   69                     275
                                                                  ----------------         ---------------
         Total Liabilities                                                   1,076                     312
                                                                  ----------------         ---------------
NET ASSETS                                                        $         36,393         $       147,619
                                                                  ================         ===============

NET ASSETS CONSIST OF:

   Paid-in Capital                                                $         29,886         $        51,274
   Undistributed Net Realized Gain on Investments                            1,813                  52,309
   Unrealized Appreciation on Investments                                    4,873                  43,825
   Undistributed (Overdistributed) Net Investment Income                      (179)                    211
   Net Investment (Loss)                                                         -                       -
                                                                  ----------------         ---------------

NET ASSETS                                                        $         36,393         $       147,619
                                                                  ================         ===============
CAPITAL SHARES OUTSTANDING                                               3,128,689               9,070,535
                                                                  ================         ===============
NET ASSET VALUE PER SHARE                                         $          11.63         $         16.27
                                                                  ================         ===============

(1) The identified cost for the TCW Convertible Securities Fund, TCW Galileo Core Equities Fund, TCW Galileo Earnings Momentum Fund, TCW Galileo Mid-Cap Growth Fund, TCW Galileo Small Cap Growth Fund and TCW Galileo Value Opportunities Fund at April 30, 1998, was $31,683, $103,677, $44,109,
    $65,412, $81,907 and $38,432, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                  April 30, 1998

   TCW GALILEO            TCW GALILEO         TCW GALILEO         TCW GALILEO
EARNINGS MOMENTUM       MID-CAP GROWTH     SMALL CAP GROWTH   VALUE OPPORTUNITIES
      FUND                   FUND                FUND                FUND
-----------------       --------------     ----------------   -----------------
  $       59,917        $      100,704      $     137,519        $      41,513
              25                     -                 27                   57
             716                   789                171                  208
               -                     6                  4                   22
               -                     1                  2                    4
  --------------        --------------      -------------        -------------
          60,658               101,500            137,723               41,804
  --------------        --------------      -------------        -------------

               -                     -                 11                    -
             425                   496                440                  207
             106                   308                172                   59
  --------------        --------------      -------------        -------------
             531                   804                623                  266
  --------------        --------------      -------------        -------------
  $       60,127        $      100,696      $     137,100        $      41,538
  ==============        ==============      =============        =============


  $       34,828        $       57,348      $      69,620        $      37,028
          11,473                 9,833             14,983                1,449
          15,808                35,292             55,612                3,081
               -                     -                  -                  (20)
          (1,982)               (1,777)            (3,115)                   -
  --------------        --------------      -------------        -------------

  $       60,127        $      100,696      $     137,100        $      41,538
  ==============        ==============      =============        =============
       4,252,993             8,592,232          6,651,929            3,778,325
  ==============        ==============      =============        =============
  $        14.14        $        11.72      $       20.61        $       10.99
  ==============        ==============      =============        =============

STATEMENTS OF OPERATIONS (Unaudited)
------------------------------------


                                                                     TCW GALILEO            TCW GALILEO
                                                               CONVERTIBLE SECURITIES      CORE EQUITIES
                                                                        FUND                   FUND
                                                               ----------------------      -------------
INVESTMENT INCOME

   Income:
     Dividends                                                    $            219         $         603
     Interest                                                                  486                    27
                                                                  ----------------         -------------
         Total                                                                 705                   630
                                                                  ----------------         -------------

   Expenses:
     Management Fees                                                           126                   511
     Accounting Service Fees                                                    17                    17
     Custodian Fees                                                              5                    11
     Transfer Agent Fees                                                         9                    19
     Registration Fees                                                           4                     3
     Directors' Fees and Expenses                                                4                     4
     Audit and Tax Fees                                                          9                     9
     Amortization of Deferred Organization Costs                                 1                     3
     Other                                                                       1                     7
                                                                  ----------------         -------------
   Total Expenses                                                              176                   584
                                                                  ----------------         -------------
   Net Investment Income (Loss)                                                529                    46
                                                                  ----------------         -------------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS

   Net Realized Gain on Investments During the Period                        1,450                30,860
   Change in Unrealized Appreciation (Depreciation)
    on Investments During the Period                                         1,638                (6,787)
                                                                  ----------------         -------------
   Net Realized and Unrealized Gain on Investments
    During the Period                                                        3,088                24,073
                                                                  ----------------         -------------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                       $          3,617         $      24,119
                                                                  ================         =============

(1) For the period November 3, 1997 (commencement of operations) through April 30, 1998.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


                                                     Dollar Amounts in Thousands
                                                 Six Months Ended April 30, 1998

   TCW GALILEO           TCW GALILEO           TCW GALILEO            TCW GALILEO
EARNINGS MOMENTUM      MID-CAP GROWTH       SMALL CAP GROWTH      VALUE OPPORTUNITIES
      FUND                  FUND                  FUND                  FUND /(1)/
-----------------      --------------       ----------------      -------------------
  $           26        $           69       $           88         $           181
              13                     6                   47                      39
  --------------        --------------       --------------         ---------------
              39                    75                  135                     220
  --------------        --------------       --------------         ---------------


             384                   554                  686                     143
              17                    17                   17                      17
              11                    17                   18                       9
              15                    19                   19                       6
               4                     3                    -                       4
               4                     4                    4                       4
               9                     9                    9                      10
               1                     1                    1                       1
               6                    13                    3                       5
  --------------        --------------       --------------         ---------------
             451                   637                  757                     199
  --------------        --------------       --------------         ---------------
            (412)                 (562)                (622)                     21
  --------------        --------------       --------------         ---------------

           9,765                20,956               12,423                   1,449

          (4,569)                2,720                9,088                   2,189
  --------------        --------------       --------------         ---------------

           5,196                23,676               21,511                   3,638
  --------------        --------------       --------------         ---------------

  $        4,784        $       23,114       $       20,889         $         3,659
  ==============        ==============       ==============         ===============

TCW GALILEO CONVERTIBLE SECURITIES FUND

                                                     Dollar Amounts in Thousands


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                                             JANUARY 2, 1997
                                                                   SIX MONTHS ENDED         (COMMENCEMENT OF
                                                                    APRIL 30, 1998         OPERATIONS) THROUGH
                                                                      (UNAUDITED)           OCTOBER 31, 1997
                                                                  -----------------        -------------------
OPERATIONS

   Net Investment Income                                          $            529         $           939
   Net Realized Gain on Investments                                          1,450                   2,477
   Change in Unrealized Appreciation on Investments                          1,638                   1,623
                                                                  ----------------         ---------------
   Increase in Net Assets Resulting from Operations                          3,617                   5,039
                                                                  ----------------         ---------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                   (710)                   (937)
   Distributions from Net Realized Gains                                    (2,114)                      -
                                                                  ----------------         ---------------
     Total Distributions to Shareholders                                    (2,824)                   (937)
                                                                  ----------------         ---------------

CAPITAL SHARE TRANSACTIONS

   Shares Issued Upon Exchange of Limited Partnership
     Interests (2,485,514 shares)                                                _                  24,855
   Proceeds from Shares Sold
    (259,336 shares in 1998 and 1,575,745 shares in 1997)                    2,991                  16,632
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (227,766 shares in 1998 and 62,882 shares in 1997)                       2,430                     672
   Cost of Shares Redeemed
    (591,385 shares in 1998 and 891,169 shares in 1997)                     (6,711)                 (9,371)
                                                                  ----------------         ---------------
   Increase (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                      (1,290)                 32,788
                                                                  ----------------         ---------------
   Increase (Decrease) in Net Assets                                          (497)                 36,890


NET ASSETS

   Beginning of Period                                                      36,890                       -
                                                                  ----------------         ---------------
   End of Period                                                  $         36,393         $        36,890
                                                                  ================         ===============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


TCW GALILEO CORE EQUITIES FUND

                                                     Dollar Amounts in Thousands


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                   Six Months Ended
                                                                    April 30, 1998             Year Ended
                                                                      (Unaudited)           October 31, 1997
                                                                   ----------------        ------------------
OPERATIONS

   Net Investment Income                                           $            46         $           181
   Net Realized Gain on Investments                                         30,860                  58,507
   Change in Unrealized (Depreciation) on Investments                       (6,787)                 (9,558)
                                                                   ---------------         ---------------
   Increase in Net Assets Resulting from Operations                         24,119                  49,130
                                                                   ---------------         ---------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                      -                    (291)
   Distributions from Net Realized Gains                                   (37,055)                 (2,817)
                                                                   ---------------         ---------------
     Total Distributions to Shareholders                                   (37,055)                 (3,108)
                                                                   ---------------         ---------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (2,515,835 shares in 1998 and 916,772 shares in 1997)                   38,285                  15,783
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (2,586,870 shares in 1998 and 178,643 shares in 1997)                   35,958                   2,971
   Cost of Shares Redeemed
    (4,123,488 shares in 1998 and 7,520,587 shares in 1997)                (69,801)               (139,965)
                                                                   ---------------         ---------------
   Increase (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                       4,442                (121,211)
                                                                   ---------------         ---------------
   (Decrease) in Net Assets                                                 (8,494)                (75,189)


NET ASSETS

   Beginning of Period                                                     156,113                 231,302
                                                                   ---------------         ---------------
   End of Period                                                   $       147,619         $       156,113
                                                                   ===============         ===============

See accompanying Notes to Financial Statements.

TCW GALILEO EARNINGS MOMENTUM FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                  Six Months Ended
                                                                  April 30, 1998                Year Ended
                                                                    (Unaudited)              October 31, 1997
                                                                 ----------------            ----------------
OPERATIONS

   Net Investment (Loss)                                          $         (412)            $          (794)
   Net Realized Gain on Investments                                        9,765                       7,257
   Change in Unrealized Appreciation (Depreciation)
    on Investments                                                        (4,569)                      8,786
                                                                 ----------------            ----------------
   Increase in Net Assets Resulting from Operations                        4,784                      15,249
                                                                 ----------------            ----------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Realized Gains                                  (6,157)                     (5,829)
                                                                 ----------------            ----------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (3,812 shares in 1998 and 2,696,542 shares in 1997)                       52                      31,271
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (506,820 shares in 1998 and 458,342 shares in 1997)                    6,087                       5,474
   Cost of Shares Redeemed
    (3,585,132 shares in 1998 and 1,821,359 shares in 1997)              (46,306)                     22,492
                                                                 ----------------            ----------------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                           (40,167)                     14,253
                                                                 ----------------            ----------------
   Increase (Decrease) in Net Assets                                     (41,540)                     23,673


NET ASSETS

   Beginning of Period                                                   101,667                      77,994
                                                                 ----------------            ----------------
   End of Period                                                  $       60,127             $       101,667
                                                                 ================            ================

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)

TCW GALILEO MID-CAP GROWTH FUND

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                  Six Months Ended
                                                                   April 30, 1998                 Year Ended
                                                                     (Unaudited)               October 31, 1997
                                                                  ----------------             ----------------
OPERATIONS

   Net Investment (Loss)                                          $           (562)            $           (944)
   Net Realized Gain (Loss) on Investments                                  20,956                       (8,474)
   Change in Unrealized Appreciation on Investments                          2,720                       12,646
                                                                  ----------------             ----------------
   Increase in Net Assets Resulting from Operations                         23,114                        3,228
                                                                  ----------------             ----------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (573,629 shares in 1998 and 7,109,713 shares in 1997)                    6,371                      63,202
   Cost of Shares Redeemed
    (6,432,443 shares in 1998 and 2,719,048 shares in 1997)                (64,639)                    (23,010)
                                                                  ----------------             ----------------
   Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                             (58,268)                     40,192
                                                                  ----------------             ----------------
   Increase (Decrease) in Net Assets                                       (35,154)                     43,420


NET ASSETS

   Beginning of Period                                                     135,850                      92,430
                                                                  ----------------             ----------------
   End of Period                                                  $        100,696             $       135,850
                                                                  ================             ================

See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                      Six Months Ended
                                                                        April 30, 1998                 Year Ended
                                                                          (Unaudited)               October 31, 1997
                                                                      ----------------              ----------------
OPERATIONS

   Net Investment (Loss)                                              $          (622)              $        (1,151)
   Net Realized Gain on Investments                                            12,423                        10,965
   Change in Unrealized Appreciation on Investments                             9,088                         2,818
                                                                      ----------------              ----------------
   Increase in Net Assets Resulting from Operations                            20,889                        12,632
                                                                      ----------------              ----------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Realized Gains                                       (8,673)                       (1,426)
                                                                      ----------------              ----------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (1,411,371 shares in 1998 and 2,161,818 shares in 1997)                    26,619                        35,977
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (497,329 shares in 1998 and 80,731 shares in 1997)                          8,400                         1,386
   Cost of Shares Redeemed
    (2,980,989 shares in 1998 and 2,231,297 shares in 1997                    (54,891)                      (36,257)
                                                                      ----------------              ----------------
   Increase (Decrease)in Net Assets Resulting from
    Capital Share Transactions                                                (19,872)                        1,106
                                                                      ----------------              ----------------
   Increase (Decrease) in Net Assets                                           (7,656)                       12,312


NET ASSETS

   Beginning of Period                                                        144,576                       132,444
                                                                      ----------------              ----------------
   End of Period                                                      $       137,100               $       144,756
                                                                      ================              ================

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)
TCW GALILEO VALUE OPPORTUNITIES FUND

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                          November 3, 1997
                                                                          (Commencement of
                                                                         Operations) through
                                                                            April 30, 1998
                                                                              (Unaudited)
                                                                         -------------------
OPERATIONS

   Net Investment Income                                                 $                21
   Net Realized Gain on Investments                                                    1,449
   Change in Unrealized Appreciation on Investments                                    2,189
                                                                         -------------------
   Increase in Net Assets Resulting from Operations                                    3,659
                                                                         -------------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                              (41)
                                                                         -------------------

CAPITAL SHARE TRANSACTIONS

   Shares Issued Upon Exchange of Limited Partnership
     Interests (2,356,794 shares) (Note 1)                                            23,568
   Proceeds from Shares Sold (2,325,300 shares)                                       23,658
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (3,727 shares)                                                                        37
   Cost of Shares Redeemed (907,496 shares)                                           (9,343)
                                                                         -------------------
   Increase in Net Assets Resulting from Capital
    Share Transactions                                                                37,920
                                                                         -------------------
   Increase in Net Assets                                                             41,538


NET ASSETS

   Beginning of Period                                                                     _
                                                                         -------------------
   End of Period                                                              $       41,538
                                                                         ===================

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
-----------------------------------------


NOTE 1 -  ORGANIZATION
TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 17 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund, TCW London International, Limited is a sub-adviser to the TCW Galileo International Equities Fund, TCW Galileo European Equities Fund and TCW Galileo Japanese Equities Fund. TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified fixed income funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and eleven non-diversified equity funds (the TCW Galileo Core Equities Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, the TCW Galileo Latin America Equity Fund, the TCW Galileo International Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Value Opportunities Fund) currently offered by the Company. On November 3, 1997, TCW Galileo International Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Value Opportunities Fund commenced operations resulting from the exchange of Limited Partnership interests. The assets and liabilities were transferred at historical cost from the respective predecessor limited partnerships to the Funds on November 3, 1997, and the fair values of which were exchanged for commons shares of the Funds. The transfers were treated as tax-free exchanges in accordance with the Internal Revenue Code. The TCW Galileo European Equities Fund commenced operations on November 3, 1997, as a new Galileo Fund.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments;
(3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Core Equities Fund (formerly TCW Galileo Core Equity Fund) emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; (13) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities; (14) the TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in a mix of underlying TCW Galileo Funds; (15) the TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe; (16) the TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities; and (17) the

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


                                                                  April 30, 1998


TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly traded equity securities issued by small and medium companies with market capitalization at the time of purchase between $500 million and $2.5 billion.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 1998.

DEFERRED ORGANIZATION COSTS: Organizational costs of approximately $4,000, $2,000, $10,000 and $5,000 for the TCW Galileo Convertible Securities Fund, TCW Galileo Mid-Cap Growth Fund, TCW Galileo Small Cap Growth Fund and the
TCW Galileo Value Opportunities Fund, respectively, have been deferred and are being amortized on a straight line basis over a five year period from the commencement of operations. The deferred organization costs of $50,000 for the TCW Galileo Core Equities Fund and the TCW Galileo Earnings Momentum Fund, respectively, have been completely amortized as of April 30, 1998.

-----------------------------------------------------


Upon formation of the Funds, the Company sold and issued to the Adviser 10,008 shares of common stock (one share each of the TCW Galileo Convertible Securities Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund and TCW Galileo Value Opportunities Fund, and 2,000 shares each of the other two Funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

EXPENSE ALLOCATION: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Convertible Securities Fund declares and pays, or reinvests dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)



                                                                  April 30, 1998




NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 1998, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:


                                                        TCW Galileo             TCW Galileo              TCW Galileo
                                                  Convertible Securities       Core Equities          Earnings Momentum
                                                           Fund                    Fund                     Fund
                                                  -----------------------      --------------        -------------------
Unrealized Appreciation                               $   5,107,760            $  45,361,242          $  18,671,622
Unrealized (Depreciation)                                  (234,716)              (1,536,080)            (2,863,602)
                                                      -------------            --------------         -------------

Net Unrealized Appreciation                           $   4,873,044            $  43,825,162          $  15,808,020
                                                      =============            =============          =============
Cost of Investments for Federal
 Income Tax Purposes                                  $  31,683,108            $ 103,676,940           $  44,108,736
                                                      =============            =============           =============
                                                        TCW Galileo             TCW Galileo              TCWGalileo
                                                      Mid-Cap Growth         Small Cap Growth        Value Opportunities
                                                           Fund                    Fund                     Fund
                                                     ----------------         ----------------       --------------------
Unrealized Appreciation                               $  37,552,638            $  58,856,651           $   4,964,323
Unrealized (Depreciation)                                (2,230,886)              (3,245,258)             (1,883,865)
                                                     ---------------         ----------------        -----------------
Net Unrealized Appreciation                           $  35,291,752            $  55,611,393           $   3,080,458
                                                     ===============         ================        =================
Cost of Investments for Federal
 Income Tax Purposes                                  $  65,412,442            $  81,907,400           $  38,432,099
                                                     ===============         ================        =================

At April 30, 1998, the TCW Galileo Mid-Cap Growth Fund had net realized loss carryforwards for federal income tax purposes expiring as follows:

                                         Expiring in
                                  ------------------------------
                                      2004             2005
                                  ------------     -------------
                                  $  2,649,000     $   8,154,000
                                  ============     =============

-----------------------------------------------------


NOTE 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:


         TCW Galileo Convertible Securities Fund                    0.75%
         TCW Galileo Core Equities Fund                             0.75%
         TCW Galileo Earnings Momentum Fund                         1.00%
         TCW Galileo Mid-Cap Growth Fund                            1.00%
         TCW Galileo Small Cap Growth Fund                          1.00%
         TCW Galileo Value Opportunities Fund                       0.80%

Each equity Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCW Galileo Convertible Securities Fund and TCW Galileo Value Opportunities Fund are limited to 1.05% and 1.36%, respectively, of the Funds' daily net assets until October 31, 1998.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.


NOTE 5 - PURCHASES AND SALES OF SECURITIES
Investment transactions (excluding short-term investments) for the six months ended April 30, 1998 were as follows:

                                              TCW Galileo               TCW Galileo               TCW Galileo
                                        Convertible Securities         Core Equities           Earnings Momentum
                                                 Fund                      Fund                      Fund
                                        ----------------------        --------------           -----------------
Purchases at Cost                           $  25,383,058             $  59,138,375             $  19,958,478
                                            =============             =============             =============
Sales Proceeds                              $  28,011,430             $  91,703,695             $  62,917,727
                                            =============             =============             =============
                                              TCW Galileo               TCW Galileo                TCW Galileo
                                            Mid-Cap Growth           Small Cap Growth          Value Opportunities
                                                 Fund                      Fund                       Fund
                                          -----------------          ----------------          -------------------
Purchases at Cost                           $  24,412,382             $  34,427,065             $  25,811,743
                                            =============             =============             =============
Sales Proceeds                              $  83,844,517             $  57,526,834             $   9,899,170
                                            =============             =============             =============

There were no purchases or sales of U.S. Government Securities for the funds for the six months ended April 30, 1998.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


                                                                  April 30, 1998




NOTE 6 - RESTRICTED SECURITIES

The following restricted securities held by the Funds as of April 30, 1998, were valued both at the date of acquisition and April 30, 1998, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.


TCW GALILEO CONVERTIBLE SECURITIES FUND:

     Number of
     Shares or                                                                                  Date of
 Principal Amount                    Investment                                               Acquisition        Cost
-----------------    -------------------------------------------------------------------      -----------     ----------
$    190,000         Action Performance Companies, Inc.,(144A), 4.75%, due 04/01/05             03/19/98      $  190,000
$    250,000         Adaptec, Inc., (144A), 4.75%, due 02/01/04                                 01/28/97         250,000
$    215,000         Affiliated Computer Services, Inc., (144A), 4%, due 03/15/05               03/17/98         215,000
$    285,000         Arbor Software Corp.,(144A), 4.5%, due 03/15/05                            03/11/98         292,000
$    365,000         Assisted Living Concepts, Inc., (144A), 5.625%, due 05/01/03               04/07/98         365,000
$    900,000         Athena Neurosciences, Inc., (144A), 4.75%, due 11/15/04                    11/05/97         900,000
$    845,000         Bell Atlantic Financial Services, (144A), 5.75%, due 04/01/03              02/12/98         847,875
$    330,000         Centocor, Inc., (144A), 4.75%, due 02/15/05                                02/13/98         330,000
       3,300         Chancellor Media Corp., (144A), $3.00 Convertible Preferred                06/11/97         184,088
$    710,000         Concentra Managed Care, Inc., (144A), 6%, due 12/15/01                     04/08/97         710,500
$  1,105,000         Costco Companies, Inc., (144A), 0%, due 08/19/17                           08/14/97         552,058
$    405,000         C U C International, Inc., (144A), 3%, due 02/15/02                        02/05/97         414,169
       4,400         Host Marriott Financial Trust, (144A), $3.375 Convertible Preferred        01/06/97         235,400
$    330,000         Magna International, Inc., (144A), 4.875%, due 02/15/05                    02/10/98         330,000
$    375,000         Merrill Lynch & Company, Inc., Exchangeable Technology Basket,
                      (144A), 0%, due 02/02/05                                                  02/02/98         375,000
$    900,000         Network Associates, Inc., (144A), 0%, due 02/13/18                         02/10/98         351,954
$    575,000         Omnicare, Inc., (144A), 5%, due 12/01/07                                   12/04/97         575,000
$    295,000         Personnel Group of America, Inc., (144A), 5.75%, due 07/01/04              06/17/97         310,225
$    375,000         Premiere Technologies, Inc., (144A), 5.75%, due 07/01/04                   06/25/97         378,850
$    305,000         QuadraMed Corp., (144A), 5.25%, due 05/01/05                               04/28/98         308,600
$    320,000         Quintiles Transnational Corp., (144AI, Reg D), 4.25%, due 05/31/00         04/23/96         320,000
$    530,000         Rite Aid Corp., (144A), 5.25%, due 09/15/02                                04/23/96         530,000
$    535,000         Safeguard Scientifics, Inc., (144A), 6%, due 02/01/06                      01/07/97         540,256
$    500,000         Sepracor, Inc., Euro, (144A), 7%,  due 12/01/02                            02/05/98         511,038
$    295,000         SmarTalk Teleservices, Inc., (144A), 5.75%, due 09/15/04                   09/12/97         295,000

-----------------------------------------------------

NOTE 6 - RESTRICTED SECURITIES (Continued)
TCW GALILEO CONVERTIBLE SECURITIES FUND (Continued):

     Number of
     Shares or                                                                              Date of
 Principal Amount                    Investment                                           Acquisition     Cost
-----------------   -------------------------------------------------------------------  -------------  ---------
$         20,000    Staples, Inc., (144A), 4.5%, due 10/01/00                              07/07/97     $  24,700

           7,300    Suiza Capital Trust, (144A), $2.75 Convertible Preferred               03/19/98       365,125

$      1,110,000    Sunbeam Corp., (144A), 0%, due 03/25/18                                03/19/98       413,397

$        195,000    Sunrise Assisted Living, Inc., (144A), 5.5%, due 06/15/02              06/03/97       199,988

$        415,000    Swiss Life Finance, Ltd., Exchangeable Royal Dutch
                      Petroleum Co., (144A), 2%, due 05/20/05                              04/08/98       415,638

$        295,000    Tel-Save Holdings, Inc., (144A), 4.5%, due 09/15/02                    09/03/97       295,000

$        320,000    Tower Automotive, Inc., (144A), 5%, due 08/01/04                       07/24/97       320,000

          14,300    Union Pacific Capital Trust, (144A), $3.13 Convertible Preferred       03/27/98       719,500

The total value of restricted securities is $14,562,382, which represents 40% of net assets of the Fund at April 30, 1998.


NOTE 7 - SUBSEQUENT EVENT
On October 24, 1997, the Board of Directors of the Company approved the exchange of four limited partnerships into the TCW Galileo Enhanced 500 Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund and TCW Galileo Emerging Markets Income Fund and the organization of a new fund, the TCW Galileo Small Cap Value Fund. The transfers will be treated as tax-free exchanges in accordance with the Internal Revenue Code. The assets and liabilities will be transferred at historical cost from the respective predecessor limited partnerships to the Funds on June 1, 1998 and the fair values of which will be exchanged for common shares of the Funds.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


TCW GALILEO CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------


                                                                                                   JANUARY 2, 1997
                                                                                SIX MONTHS ENDED  (COMMENCEMENT OF
                                                                                 APRIL 30, 1998  OPERATIONS) THROUGH
                                                                                   (UNAUDITED)    OCTOBER 31, 1997
                                                                                 --------------- -------------------
Net Asset Value per Share, Beginning
of Period                                                                         $     11.41        $      10.00

                                                                                  -----------        ------------
Income (Loss) from Investment Operations:

   Net Investment Income                                                                 0.11                0.31
   Net Realized and Unrealized Gain
    on Investments                                                                       1.10                1.43
                                                                                  -----------        ------------

     Total from Investment Operations                                                    1.21                1.74
                                                                                  -----------        ------------

Less Distributions:

   Distributions from Net Investment Income                                             (0.24)              (0.33)
   Distributions from Net Realized Gains                                                (0.75)                  -
                                                                                  -----------        ------------
     Total Distributions                                                                (0.99)              (0.33)
                                                                                  -----------        ------------

Net Asset Value per Share, End of Period                                          $     11.63        $      11.41
                                                                                  ===========        ============


Total Return                                                                            11.54%/(2)/         17.66%/(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                                          $    36,393        $     36,890

Ratio of Expenses to Average Net Assets                                                  1.04%/(3)/          0.95%/(3)(4)/

Ratio of Net Investment Income to
 Average Net Assets                                                                      3.14%/(3)/          3.54%/(3)/

Portfolio Turnover Rate                                                                 74.93%/(2)/        141.43%/(1)/

Average Commission Rate Paid by the Fund /(5)/                                    $      0.06        $       0.06

(1) For the period January 2, 1997 (commencement of operations) through October 31, 1997 and not indicative of a full year's operating results.

(2) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of Net Assets through December 31, 1997. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the period January 2, 1997 (commencement of operations) through October 31, 1997.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW GALILEO CORE EQUITIES FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                 Six Months                                       Ten Months      March 1, 1993
                                                    Ended                                           Ended       (Commencement of
                                                April 30, 1998      Year Ended October 31,         October 31,  Operations) through
                                                                 -------------------------------
                                                  (Unaudited)       1997       1996       1995       1994        December 31, 1993
                                                  -----------    --------   ---------  ---------   --------      -----------------
Net Asset Value per Share, Beginning
 of Period                                      $  19.29         $  15.93   $  13.69   $  11.57    $  11.81       $ 10.00
                                                --------         --------   --------   --------    --------       -------

Income (Loss) from Investment Operations:
   Net Investment Income                            0.01             0.01       0.11       0.06        0.04          0.03
   Net Realized and Unrealized Gain (Loss)
    on Investments                                  2.73             3.57       2.18       2.11       (0.28)         1.81
                                                --------         --------   --------   --------    --------       -------
     Total from Investment Operations               2.74             3.58       2.29       2.17       (0.24)         1.84
                                                --------         --------   --------   --------    --------       -------

Less Distributions:
   Distributions from Net Investment Income            _            (0.02)     (0.05)     (0.05)          _         (0.03)
   Distributions from Net Realized Gains           (5.76)           (0.20)         _          _           _             _
                                                --------         --------   --------   --------    --------       -------
     Total Distributions                           (5.76)           (0.22)     (0.05)     (0.05)          _         (0.03)
                                                --------         --------   --------   --------    --------       -------

Net Asset Value per Share, End of Period        $  16.27         $  19.29   $  15.93   $  13.69    $  11.57       $ 11.81
                                                ========         ========   ========   ========    ========       =======

Total Return                                       19.28%/(3)/      22.68%     16.79%     18.85%      (2.03)%/(1)/  18.41%/(2)/

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)        $147,619         $156,113   $231,302   $197,721    $136,122       $55,885

Ratio of Expenses to Average Net Assets             0.85%/(4)/       0.83%      0.82%      0.85%       0.91%/(4)/    1.00%/(4)//(5)/


Ratio of Net Investment Income to
 Average Net Assets                                 0.03%/(4)/       0.08%      0.18%      0.48%       0.44%/(4)/    0.55%/(4)/

Portfolio Turnover Rate                            42.68%/(3)/      39.22%     39.58%     53.77%      23.53%/(1)/   29.67%/(2)/

Average Commission Rate Paid by the Fund/(6)/   $   0.07         $   0.06   $   0.06        N/A         N/A           N/A

(1) For the ten months ended October 31, 1994 and not indicative of a full Year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(4) Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00% of net assets through December 31, 1993. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.09% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


TCW GALILEO EARNINGS MOMENTUM FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                Six Months                                             November 1, 1994
                                                   Ended                                               (Commencement Of
                                              April 30, 1998        Year Ended October 31,            Operations) Through
                                                                  ---------------------------
                                                (Unaudited)          1997              1996            October 31, 1995
                                              -------------       -----------       ---------         ------------------
Net Asset Value per Share, Beginning
 of Period                                    $     13.87         $     13.01       $   11.47             $     10.00
                                              -----------         -----------       ---------             -----------

Income (Loss) from Investment Operations:

   Net Investment (Loss)                            (0.07)              (0.12)          (0.11)                  (0.03)
   Net Realized and Unrealized Gain
    on Investments                                   1.26                1.98            1.72                    1.51
                                              -----------         -----------       ---------             -----------
     Total from Investment Operations                1.19                1.86            1.61                    1.48
                                              -----------         -----------       ---------             -----------

Less Distributions:
   Distributions in Excess of Net
     Investment Income                                  -                   -               -                   (0.01)
   Distributions from Net Realized Gains            (0.92)              (1.00)          (0.07)                      -
                                              -----------         -----------       ---------             -----------
         Total Distributions                        (0.92)              (1.00)          (0.07)                  (0.01)
                                              -----------         -----------       ---------             -----------

Net Asset Value per Share, End of Period      $     14.14         $     13.87       $   13.01             $     11.47
                                              ===========         ===========       =========             ===========

Total Return                                         9.75%/(1)/         15.53%          13.99%                  14.76%


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)      $    60,127         $   101,667       $  77,994             $    63,411

Ratio of Expenses to Average Net Assets              1.17%/(2)/          1.17%           1.13%                   1.14%/(3)/

Ratio of Net Investment (Loss) to
 Average Net Assets                                 (1.07)%/(2)/        (0.96)%         (0.82)%                 (0.28)%

Portfolio Turnover Rate                             25.73%/(1)/         93.06%          99.03%                  85.91%

Average Commission Rate Paid by the Fund/(4)/ $      0.06         $      0.06       $    0.06                     N/A

(1) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (commencement of operations) through October 31, 1995.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW GALILEO MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                Six Months                             June 3, 1996
                                                                   Ended             Year Ended      (Commencement Of
                                                              April 30, 1998         October 31,     Operations) Through
                                                                (Unaudited)             1997         October 31, 1996
                                                              --------------         -----------     -------------------
Net Asset Value per Share, Beginning
 of Period                                                    $         9.40         $      9.19        $       10.00
                                                              --------------         -----------        -------------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                                        (0.05)              (0.08)               (0.03)
   Net Realized and Unrealized Gain (Loss)
    on Investments                                                      2.37                0.29                (0.78)
                                                              --------------         -----------        -------------
     Total from Investment Operations                                   2.32                0.21                (0.81)
                                                              --------------         -----------        -------------

Net Asset Value per Share, End of Period                      $        11.72         $      9.40        $        9.19
                                                              ==============         ===========        =============


Total Return                                                           24.68%/(2)/          2.28%               (8.10)%/(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                      $      100,696         $   135,850        $      92,430

Ratio of Expenses to Average Net Assets                                 1.15%/(3)/          1.12%                1.20%/(3)/(4)/

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                                     1.01%/(3)/         (0.86)%              (0.80)%/(3)/

Portfolio Turnover Rate                                                21.77%/(2)/         50.45%               19.19%/(1)/

Average Commission Rate Paid by the Fund/(5)/                 $         0.06         $      0.06        $        0.06

(1) For the period June 3, 1996 (commencement of operations) through October 31, 1996 and not indicative of a full year's operating results.

(2) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.27% for the period June 3, 1996 (commencement of operations) through October 31, 1996.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)


TCW GALILEO SMALL CAP GROWTH FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                Six Months                                                 March 1, 1994
                                                  Ended                                                  (Commencement of
                                              April 30, 1998         Year Ended October 31,              Operations) through
                                                              -----------------------------------
                                                (Unaudited)     1997          1996         1995           October 31, 1994
                                              --------------  --------      --------     --------        -------------------
Net Asset Value per Share, Beginning
 of Period                                    $  18.74        $  17.17      $  13.53     $   9.39           $     10.00
                                              --------        --------      --------     --------           -----------
Income (Loss) from Investment Operations:
   Net Investment (Loss)                         (0.08)          (0.15)        (0.13)       (0.07)                (0.04)
   Net Realized and Unrealized Gain (Loss)
    on Investments                                3.05            1.91          4.08         4.72                 (0.57)
                                              --------        --------      --------     --------           -----------
     Total from Investment Operations             2.97            1.76          3.95         4.65                 (0.61)
                                              --------        --------      --------     --------           -----------

Less Distributions:
   Distributions from Net Investment Income          _               _         (0.01)           _                     _
   Distributions from Net Realized Gains         (1.10)          (0.19)        (0.30)       (0.51)                    _
                                              --------        --------      --------     --------           -----------
     Total Distributions                         (1.10)          (0.19)        (0.31)       (0.51)                    _
                                              --------        --------      --------     --------           -----------

Net Asset Value per Share, End of Period      $  20.61        $  18.74      $  17.17     $  13.53           $      9.39
                                              =========       ========      ========     =======-           ===========


Total Return                                     17.13%/(2)/     10.38%        29.73%       49.89%                (6.10)%/(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)      $137,100        $144,756      $132,444     $ 66,056           $    51,089

Ratio of Expenses to Average Net Assets           1.10%/(3)/      1.14%         1.14%        1.21%/(4)/            1.09%/(3)/(4)/

Ratio of Net Investment (Loss) to
 Average Net Assets                              (0.91)%/(3)/    (0.89)%       (0.76)%      (0.61)%               (0.59)%/(3)/

Portfolio Turnover Rate                          25.18%/(2)/     60.52%        45.43%       89.73%                88.63%/(1)/

Average Commission Rate Paid by the Fund/(5)/ $   0.06        $   0.06      $   0.06          N/A                   N/A

(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the period ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW GALILEO VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                      November 3, 1997
                                                                                      (Commencement of
                                                                                     Operations) through
                                                                                       April 30, 1998
                                                                                        (Unaudited)
                                                                                     -------------------
Net Asset Value per Share, Beginning                                                     $      10.00
 of Period                                                                               ------------

Income (Loss) from Investment Operations:
   Net Investment Income                                                                         0.01
   Net Realized and Unrealized Gain
    on Investments                                                                               0.99
 of Period                                                                               ------------
     Total from Investment Operations                                                            1.00
 of Period                                                                               ------------

Less Distributions:
   Distributions from Net Investment Income                                                     (0.01)
 of Period                                                                               ------------

Net Asset Value per Share, End of Period                                                 $      10.99
 of Period                                                                               ============

Total Return                                                                                    10.03%/(1)/

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                                                 $     41,538

Ratio of Expenses to Average Net Assets                                                          1.11%/(2)/

Ratio of Net Investment (Loss) to
 Average Net Assets                                                                             (0.10)%/(2)/

Portfolio Turnover Rate                                                                         28.79%/(1)/

Average Commission Rate Paid by the/(4)/                                                 $       0.06

(1) For the period November 3, 1997 (commencement of operations) through April 30, 1998 and not indicative of a full year's operating results.

(2) Annualized.

(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (U.S. Equities)



SHAREHOLDER INFORMATION
-----------------------


DIRECTORS AND OFFICERS                       INVESTMENT ADVISER

Marc I. Stern                                TCW Funds Management, Inc.
Director and Chairman of the Board           865 South Figueroa Street
                                             Los Angeles, California 90017
Thomas E. Larkin, Jr.                        (213) 244-0000
Director and President

                                             CUSTODIAN

John C. Argue                                BNY Western Trust Company
Director                                     700 South Flower Street
                                             Suite 200
Norman Barker, Jr.                           Los Angeles, California 90017
Director


Richard W. Call
Director

                                             TRANSFER AGENT

Alvin R. Albe, Jr.                           DST Systems, Inc.
Senior Vice President and Treasurer          811 Main Street
                                             Kansas City, Missouri 64105

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary      DISTRIBUTOR

                                             TCW Brokerage Services
                                             865 South Figueroa Street
Ronald E. Robison                            Los Angeles, California 90017
Senior Vice President                        (213) 244-0000

Philip K. Holl
Secretary
                                             INDEPENDENT AUDITORS

Marie M. Bender                              Deloitte & Touche LLP
Assistant Secretary                          1000 Wilshire Boulevard
                                             Los Angeles, California 90017
Hilary G.D. Lord
Assistant Secretary

Peter C. DiBona
Assistant Treasurer

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